Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	4,126,667	4,126,667	4,500,000
Preferred stock, shares outstanding	4,126,667	4,126,667	4,500,000
Preferred stock, shares designated	10,000,000	10,000,000	10,000,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	21,520,932	21,326,609	18,599,982
Common stock, shares outstanding	21,520,932	21,326,609	18,599,982